GENERAL	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1:-     GENERAL

a.	Formula Systems (1985) Ltd. ("Formula") was incorporated in Israel in 1985. Since 1991, Formula’s ordinary shares, par value NIS 1.0 per share, have been traded on the Tel Aviv Stock Exchange ("TASE"), and, in 1997, began trading through American Depositary Shares ("ADSs") under the symbol "FORTY" on the NASDAQ Global Market in the United States until January 3, 2011, at which date the listing of Formula’s ADSs was transferred to the NASDAQ Global Select Market ("NASDAQ"). Each ADS represents one ordinary share of Formula.

Formula, through its subsidiaries (collectively, the "Company" or the "Group") is engaged in the development, production and marketing of information technology (or "IT") solutions and services. The Group operates through three directly held subsidiaries: Matrix IT Ltd. ("Matrix"); Magic Software Enterprises Ltd. ("Magic") and Sapiens International Corporation N.V ("Sapiens").

On August 21, 2011, following the acquisition by Sapiens of all of the outstanding shares of FIS Software Ltd. and its subsidiaries ("FIS") and IDIT I.D.I. Technologies Ltd. ("IDIT") (see Note 3 for further information), which was mainly financed by the issuance of Sapiens ordinary shares, Formula's interest in Sapiens was diluted from 75.6% to 42.2%. Formula’s investment in Sapiens following the dilution is measured under the equity method of accounting. For a description of the Company’s operations, see Note 17(f).

b.	The following table presents certain information regarding the control and ownership of Formula’s significant subsidiaries and affiliates, as of the dates indicated:

	Percentage of ownership and control
	December 31,
	2010	2011
Name of subsidiary (affiliate)

Matrix	50.1	50.0
Magic	51.7	51.1
Sapiens	71.6	47.3

The above list consists only of active companies that are held directly by Formula.